UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Silverback Asset Management, LLC
Address:  414 Raleigh Road, Suite 250
          Chapel Hill, NC 27517


Form 13F File Number:  028-10791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Elliot Bossen
Title:    Managing Member
Phone:    (919) 969-9300

Signature, Place, and Date of Signing:

      /s/ Elliot Bossen        Chapel Hill, North Carolina      April 30, 2013
      -----------------        ---------------------------      --------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

1    028-12814           Investcorp Silverback Arbitrage Master Fund, Limited

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                         -----------

Form 13F Information Table Entry Total:           67
                                         -----------

Form 13F Information Table Value Total:  $ 1,876,856
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

        COLUMN 1                   COLUMN 2        COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-------------------------- ----------------------- --------- --------- -------------------- ---------- -------- --------------------
                                                                                                                  VOTING AUTHORITY
                                   TITLE OF                   VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   --------------------
     NAME OF ISSUER                 CLASS            CUSIP   (x$1000)    PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE  SHARED NONE
-------------------------- ----------------------- --------- --------- ----------- --- ---- ---------- -------- --------------------
Archer Daniels Midland     Note 0.8750% 15-Feb-2014 039483AW2  34,976   34,587,000 PRN      Shared-Def 1         34,587,000
Arris Group Inc            Note 2.0000% 15-Nov-2026 04269QAC4  10,096    8,949,000 PRN      Shared-Def 1          8,949,000
Auxilium Pharmaceuticals
   Inc                     Note 1.5000% 15-Jul-2018 05334DAA5   5,038    5,000,000 PRN      Shared-Def 1          5,000,000
BGC Partners Inc           Note 4.5000% 15-Jul-2016 05541TAD3   2,741    2,750,000 PRN      Shared-Def 1          2,750,000
BPZ Resources Inc          Note 6.5000% 01-Mar-2015 055639AB4  13,621   15,885,000 PRN      Shared-Def 1         15,885,000
Boston Properties Inc      Note 3.7500% 15-May-2036 10112RAG9  18,047   17,500,000 PRN      Shared-Def 1         17,500,000
Conseco Inc                Note 7.0000% 30-Dec-2016 12621EAC7   9,531    4,500,000 PRN      Shared-Def 1          4,500,000
Cadence Design Systems     Note 2.6250% 01-Jun-2015 127387AJ7  52,699   28,050,000 PRN      Shared-Def 1         28,050,000
Cemex S.A.B. de C.V.
  Tranche 1                Note 3.2500% 15-Mar-2016 151290BB8  39,795   30,000,000 PRN      Shared-Def 1         30,000,000
Central European Media
  (Exchange)               Note 5.0000% 15-Nov-2015 153443AH9  18,373   19,064,000 PRN      Shared-Def 1         19,064,000
Charles River Labs         Note 2.2500% 15-Jun-2013 159864AB3   3,140    3,104,000 PRN      Shared-Def 1          3,104,000
Chemed Corp                Note 1.8750% 15-May-2014 16359RAC7  23,434   21,255,000 PRN      Shared-Def 1         21,255,000
Comtech Telecommunications Note 3.0000% 01-May-2029 205826AF7  15,524   15,164,000 PRN      Shared-Def 1         15,164,000
Covanta Holding Corp       Note 3.2500% 01-Jun-2014 22282EAC6  33,232   25,524,000 PRN      Shared-Def 1         25,524,000
Dendreon Corp              Note 2.8750% 15-Jan-2016 24823QAC1   6,513    8,350,000 PRN      Shared-Def 1          8,350,000
E M C Corp Mass            Note 1.7500% 01-Dec-2013 268648AM4  13,853    9,282,000 PRN      Shared-Def 1          9,282,000
Endeavour Intl Corp        Note 5.5000% 15-Jul-2016 29257MAE0   3,645    6,000,000 PRN      Shared-Def 1          6,000,000
Endo Health Solutions Inc  Note 1.7500% 15-Apr-2015 29264FAB2  33,227   27,790,000 PRN      Shared-Def 1         27,790,000
Exelixis Inc               Note 4.2500% 15-Aug-2019 30161QAC8   2,993    3,000,000 PRN      Shared-Def 1          3,000,000
Exterran Holdings Inc      Note 4.2500% 15-Jun-2014 30225XAA1  39,748   31,175,000 PRN      Shared-Def 1         31,175,000
GenCorp Inc                Note 4.0625% 31-Dec-2039 368682AN0  30,982   19,803,000 PRN      Shared-Def 1         19,803,000
Gevo Inc                   Note 7.5000% 01-Jul-2022 374396AA7   2,501    3,900,000 PRN      Shared-Def 1          3,900,000
Goodrich Petroleum Co.     Note 5.0000% 01-Oct-2029 382410AC2  10,037   10,100,000 PRN      Shared-Def 1         10,100,000
Green Plains Renewable
  Energy                   Note 5.7500% 01-Nov-2015 393222AB0  10,964    9,900,000 PRN      Shared-Def 1          9,900,000
Hologic Inc                Note 2.0000% 15-Dec-2043 436440AG6  32,852   31,250,000 PRN      Shared-Def 1         31,250,000
Hornbeck Offshore Services Note 1.6250% 15-Nov-2026 440543AE6   8,158    7,540,000 PRN      Shared-Def 1          7,540,000
Incyte Corp                Note 4.7500% 01-Oct-2015 45337CAJ1  65,660   24,286,000 PRN      Shared-Def 1         24,286,000
JAKKS Pacific Inc          Note 4.5000% 01-Nov-2014 47012EAD8  16,116   16,424,000 PRN      Shared-Def 1         16,424,000
James River Coal Co        Note 4.5000% 01-Dec-2015 470355AF5   4,352   13,390,000 PRN      Shared-Def 1         13,390,000
James River Coal Co        Note 3.1250% 15-Mar-2018 470355AH1   4,182   20,400,000 PRN      Shared-Def 1         20,400,000
L-3 Communications
  Holdings                 Note 3.0000% 01-Aug-2035 502413AW7  17,273   17,035,000 PRN      Shared-Def 1         17,035,000
Liberty Media / AOL        Note 3.1250% 30-Mar-2023 530718AF2 149,673   91,824,000 PRN      Shared-Def 1         91,824,000
McMoRan Exploration Co.
  (Exchange Offer)         Note 5.2500% 06-Oct-2013 582411AM6  15,488   15,000,000 PRN      Shared-Def 1         15,000,000
Medtronic Inc Tranche 2    Note 1.6250% 15-Apr-2013 585055AM8  57,918   57,901,000 PRN      Shared-Def 1         57,901,000
Molson Coors Brewing Co    Note 2.5000% 30-Jul-2013 60871RAA8  51,627   50,063,000 PRN      Shared-Def 1         50,063,000
Molycorp Inc               Note 3.2500% 15-Jun-2016 608753AA7   4,244    6,900,000 PRN      Shared-Def 1          6,900,000
Molycorp Inc               Note 6.0000% 01-Sep-2017 608753AF6   7,686   10,750,000 PRN      Shared-Def 1         10,750,000
Molycorp Inc               Note 5.5000% 01-Feb-2018 608753AH2   1,815    2,000,000 PRN      Shared-Def 1          2,000,000
Navistar International     Note 3.0000% 15-Oct-2014 63934EAL2  13,804   13,500,000 PRN      Shared-Def 1         13,500,000
NetApp Inc                 Note 1.7500% 01-Jun-2013 64110DAB0   8,725    8,000,000 PRN      Shared-Def 1          8,000,000
On Semiconductor Corp      Note 2.6250% 15-Dec-2026 682189AG0  29,758   28,477,000 PRN      Shared-Def 1         28,477,000
RF Micro Devices Tranche 2 Note 1.0000% 15-Apr-2014 749941AJ9  17,043   17,022,000 PRN      Shared-Def 1         17,022,000
SBA Communications         Note 1.8750% 01-May-2013 78388JAN6 119,239   69,184,000 PRN      Shared-Def 1         69,184,000
Solarfun Power Holdings
  Co L                     Note 3.5000% 15-Jan-2018 83415UAB4  13,461   15,125,000 PRN      Shared-Def 1         15,125,000
Stillwater Mining          Note 1.7500% 15-Oct-2032 86074QAL6  30,345   25,500,000 PRN      Shared-Def 1         25,500,000
Suntech Power Holdings     Note 3.0000% 15-Mar-2013 86800CAE4   7,395   24,650,000 PRN      Shared-Def 1         24,650,000
Take-Two Interactive
  Systems                  Note 4.3750% 01-Jun-2014 874054AA7  27,045   17,491,000 PRN      Shared-Def 1         17,491,000
Time Warner Telecom        Note 2.3750% 01-Apr-2026 887319AC5  44,992   33,358,000 PRN      Shared-Def 1         33,358,000
Tyson Foods Inc            Note 3.2500% 15-Oct-2013 902494AP8  18,612   12,500,000 PRN      Shared-Def 1         12,500,000
Usec Inc                   Note 3.0000% 01-Oct-2014 90333EAC2  16,349   47,388,000 PRN      Shared-Def 1         47,388,000
Vector Group               Note 2.5000% 15-Jan-2019 92240MAY4  19,763   17,000,000 PRN      Shared-Def 1         17,000,000
Virgin Media Inc           Note 6.5000% 15-Nov-2016 92769LAB7 104,021   39,646,000 PRN      Shared-Def 1         39,646,000
Alere Inc                  CONV PREF STK            01449J204  38,215      159,494 SH       Shared-Def 1            159,494
Penney J C Inc             LISTED EQUITY OPTIONS    708160106   4,835      320,000 SH  Put  Shared-Def 1            320,000
Mcmoran Exploration Co     LISTED EQUITY OPTIONS    582411104   4,256      260,300 SH  Put  Shared-Def 1            260,300
Microsoft Corp             LISTED EQUITY OPTIONS    594918104  14,303      500,000 SH  Call Shared-Def 1            500,000
Istar Finl Inc             LISTED EQUITY OPTIONS    45031U101   1,089      100,000 SH  Call Shared-Def 1            100,000
Spdr S&P 500 Etf Tr        LISTED EQUITY OPTIONS    78462F103  47,001      300,000 SH  Put  Shared-Def 1            300,000
Vringo Inc                 LISTED EQUITY OPTIONS    92911N104     317      100,000 SH  Call Shared-Def 1            100,000
BPZ Equity                 EQUITY                   055639108     116       50,900 SH       Shared-Def 1             50,900
Meritor Inc                EQUITY                   59001K100     712      150,427 SH       Shared-Def 1            150,427
Nuance Communications Inc  EQUITY                   67020Y100   2,826      140,045 SH       Shared-Def 1            140,045
Vringo Inc                 EQUITY                   92911N104     634      200,000 SH       Shared-Def 1            200,000
Citigroup Inc              WARRANTS                 172967226 118,551    2,679,720 SH       Shared-Def 1          2,679,720
Citigroup Inc              WARRANTS                 172967234  79,336    1,793,300 SH       Shared-Def 1          1,793,300
General Motors A 10
  Wrts 2016                WARRANTS                 37045V118 136,298    4,899,291 SH       Shared-Def 1          4,899,291
Kinder Morgan Inc Del      WARRANTS                 49456B119  86,063    2,225,000 SH       Shared-Def 1          2,225,000